Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Net product sales	$ 39	$ 158
Licensing and other revenue	905	836	414
Total revenue	944	994	414
Costs and expenses:
Costs of goods sold	692	997
Selling, general and administrative	6,452	7,244	7,548
Research and development	7,853	8,127	11,603
Total costs and expenses	14,997	16,368	19,151
Loss from operations	(14,053)	(15,374)	(18,737)
Other income (expense):
Interest income	12	7	32
Foreign exchange (loss) gain	(340)	(538)	221
Interest expense (See note 2)	(1,271)	(361)	(20,021)
Other income (See note 2)		733
Change in value of warrants and derivatives			(305)
Other expense, net	(1,599)	(159)	(20,073)
Loss before income tax expense	(15,652)	(15,533)	(38,810)
Income tax expense	(4)	(4)	(4)
Net loss	(15,656)	(15,537)	(38,814)
Basic and diluted loss per common share (in dollars per share)	$ (0.23)	$ (0.32)	$ (0.97)
Weighted average common shares outstanding - Basic (in shares)	68,313,381	47,853,560	40,139,299
Weighted average common shares outstanding - Diluted (in shares)	68,313,381	47,853,560	40,139,299
Net loss	(15,656)	(15,537)	(38,814)
Other comprehensive income (loss), net of income tax expense:
Foreign currency translation adjustments	299	661	(293)
Other comprehensive income (loss), net of $0 income tax expense	299	661	(293)
Comprehensive loss	$ (15,357)	$ (14,876)	$ (39,107)